Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands	Total	Class A Common Stock	Class B Common Stock	Treasury Stock	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Comprehensive Income
Balance at Dec. 31, 2007	$ 446,429	$ 60	$ 28	$ (235)	$ 440,819	$ 6,609	$ (852)
Balance (in shares) at Dec. 31, 2007		59,585	28,169
Comprehensive income (loss):
Net income	54,658					54,658		54,658
Unrealized gain (loss) on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008, respectively and for $2,718 and $874 for June 30, 2011 and June 30, 2010, respectively	(8,438)						(8,438)	(8,438)
Foreign currency translation adjustments	(4,767)						(4,767)	(4,767)
Comprehensive income	41,453							41,453
Capital contribution	2,288				2,288
Capital contribution (in shares)		338
Purchase of treasury stock	(1,445)			(1,445)
Purchase of treasury stock (in shares)		(413)
Preferred stock dividend	(16,861)					(16,861)
Non-cash stock-based compensation	2,594				2,594
Balance at Dec. 31, 2008	474,458	60	28	(1,680)	445,701	44,406	(14,057)
Balance (in shares) at Dec. 31, 2008		59,510	28,169
Comprehensive income (loss):
Net income	69,524					69,524		69,524
Unrealized gain (loss) on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008, respectively and for $2,718 and $874 for June 30, 2011 and June 30, 2010, respectively	2,686						2,686	2,686
Foreign currency translation adjustments	4,172						4,172	4,172
Comprehensive income	76,382							76,382
Purchase of treasury stock	(794)			(794)
Purchase of treasury stock (in shares)		(340)
Preferred stock dividend	(18,667)					(18,667)
Non-cash stock-based compensation	2,855				2,855
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Net income	51,072					51,072		51,072
Unrealized gain (loss) on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008, respectively and for $2,718 and $874 for June 30, 2011 and June 30, 2010, respectively	1,526						1,526	1,526
Foreign currency translation adjustments	(446)						(446)	(446)
Comprehensive income	52,152							52,152
Purchase of treasury stock	90				90
Purchase of treasury stock (in shares)		14
Preferred stock dividend	(10,048)					(10,048)
Non-cash stock-based compensation	1,576				1,576
Balance at Jun. 30, 2010	578,004	60	28	(2,474)	450,222	136,287	(6,119)
Balance (in shares) at Jun. 30, 2010		59,184	28,169
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Net income	96,567					96,567		96,567
Unrealized gain (loss) on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008, respectively and for $2,718 and $874 for June 30, 2011 and June 30, 2010, respectively	4,585						4,585	4,585
Foreign currency translation adjustments	1,334						1,334	1,334
Comprehensive income	102,486							102,486
Issuance of common stock	200			197	3
Issuance of common stock (in shares)		29
Preferred stock dividend	(20,606)					(20,606)
Non-cash stock-based compensation	3,169				3,169
Balance at Dec. 31, 2010	619,483	60	28	(2,277)	451,728	171,224	(1,280)
Balance (in shares) at Dec. 31, 2010		59,199	28,169
Comprehensive income (loss):
Net income	45,927					45,927		45,927
Unrealized gain (loss) on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008, respectively and for $2,718 and $874 for June 30, 2011 and June 30, 2010, respectively	4,751						4,751	4,751
Foreign currency translation adjustments	1,120						1,120	1,120
Comprehensive income	51,798							51,798
Issuance of common stock	237,253	16			237,237
Issuance of common stock (in shares)		16,000
Preferred stock dividend	(4,726)					(4,726)
Non-cash stock-based compensation	2,215				2,215
Balance at Jun. 30, 2011	$ 910,643	$ 90	$ 14	$ (2,277)	$ 695,800	$ 212,425	$ 4,591
Balance (in shares) at Jun. 30, 2011		90,064	13,782